Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.33

Data Comparison

Run Date - XXX

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXX	2024080041			Borrower DTI Ratio Percent	XXX	XXX	XXX	-5.75%	No issue	Initial
XXX	2024080579			Borrower DTI Ratio Percent	XXX	XXX	XXX	0.02%	Audit income was slightly higher resulting in a housing ratio of XXX and DTI of XXX	Initial
XXX	2024080579			Borrower Last Name	XXX	XXX			No issue.	Initial
XXX	2024080579			Original Stated Rate	XXX	XXX	XXX	0.38%	The Note reflects the Original Stated Rate is XXX	Initial
XXX	2024080579			Representative Score	XXX	XXX	XXX	7.13%	The origination credit report reflects the middle score as XXX	Initial
XXX	2024080580			Original Stated Rate	XXX	XXX	XXX	0.38%	Per the Note.	Initial